Operating and Geographic Segmentation (Tables)	12 Months Ended
Oct. 31, 2025
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Schedule of Operating Segments
Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)	Canadian P&C	U.S. Banking (1)	Wealth Management	Capital Markets (1)	Corporate Services (1) (2)	2025 Total
Net interest income	$9,667	$9,017	$1,020	$2,482	$(699)	$21,487
Non-interest revenue	2,595	2,466	4,282	4,965	479	14,787
Total Revenue	12,262	11,483	5,302	7,447	(220)	36,274
Provision for credit losses on impaired loans	1,952	1,010	8	133	44	3,147
Provision for (recovery of) credit losses on performing loans	412	33	2	68	(45)	470
Total provision (recovery of) for credit losses	2,364	1,043	10	201	(1)	3,617
Depreciation and amortization	644	990	215	331	–	2,180
Non-interest expense	4,716	5,865	3,245	4,285	816	18,927
Income (loss) before taxes and non-controlling interest in subsidiaries	4,538	3,585	1,832	2,630	(1,035)	11,550
Provision for (recovery of) income taxes	1,243	775	451	653	(297)	2,825
Reported net income (loss)	$3,295	$2,810	$1,381	$1,977	$(738)	$8,725
Non-controlling interest in subsidiaries	$–	$14	$–	$–	$2	$16
Net income (loss) attributable to bank shareholders	$3,295	$2,796	$1,381	$1,977	$(740)	$8,709
Average assets (3)	$344,176	$257,177	$53,224	$551,491	$274,493	$1,480,561

	Canadian P&C	U.S. Banking (1)	Wealth Management	Capital Markets (1)	Corporate Services (1) (2)	2024 Total
Net interest income	$8,852	$8,602	$873	$1,731	$(590)	$19,468
Non-interest revenue	2,587	2,209	3,726	4,785	20	13,327
Total Revenue	11,439	10,811	4,599	6,516	(570)	32,795
Provision for credit losses on impaired loans	1,326	1,285	15	367	73	3,066
Provision for (recovery of) credit losses on performing loans	333	392	2	2	(34)	695
Total provision for credit losses	1,659	1,677	17	369	39	3,761
Depreciation and amortization	590	1,006	215	299	–	2,110
Non-interest expense	4,415	5,684	2,961	3,979	350	17,389
Income (loss) before taxes and non-controlling interest in subsidiaries	4,775	2,444	1,406	1,869	(959)	9,535
Provision for (recovery of) income taxes	1,318	434	339	377	(260)	2,208
Reported net income (loss)	$3,457	$2,010	$1,067	$1,492	$(699)	$7,327
Non-controlling interest in subsidiaries	$–	$2	$–	$–	$7	$9
Net income (loss) attributable to bank shareholders	$3,457	$2,008	$1,067	$1,492	$(706)	$7,318
Average assets (3)	$327,883	$251,881	$49,134	$468,963	$271,554	$1,369,415

(1)	Operating segments report on a teb basis – see Basis of Presentation section.
(2)	Corporate Services includes T&O.
(3)
Included within average assets are average earning assets, which comprise deposits with other banks, deposits at central banks, securities borrowed or purchased under resale agreements, loans and securities. Total average earning assets for 2025 are $1,305,072 million, including $342,361 million for Canadian P&C, $235,855 million for U.S. Banking and $726,856 million for all other operating segments, including Corporate Services (2024 – Total: $1,235,830 million, Canadian P&C: $319,518 million, U.S. Banking: $230,500 million and all other operating segments: $685,812 million).

Summary of Bank's Financial Results by Geographic Region
Our results and average assets, grouped by geographic region, are as follows:

(Canadian $ in millions)				2025
	Canada	United States	Other countries	Total
Total Revenue	$18,885	$15,194	$2,195	$36,274
Income before taxes	5,741	4,339	1,470	11,550
Reported net income	4,191	3,408	1,126	8,725
Average Assets	732,391	675,161	73,009	1,480,561

				2024
Total Revenue	$16,107	$14,465	$2,223	$32,795
Income before taxes	4,434	3,547	1,554	9,535
Reported net income	3,199	2,865	1,263	7,327
Average Assets	692,750	613,098	63,567	1,369,415